Segmented Information	12 Months Ended
Apr. 30, 2020
Disclosure Of Operating Segments [Abstract]
Segmented Information
18.	Segmented Information

The Company operates in three reportable geographical and one operating segment.  Selected financial information by geographical segment is as follows:

	Mexico				Canada	USA	April 30, 2020
	Bernal	Cortez/Altiplano	Other	Total			Total
Revenue
Mined Ore	$24,820	$—	$—	$24,820	$—	$—	$24,820
Cost of sales:
Mined Ore	(19,150)	—	—	(19,150)	—	—	(19,150)
Depreciation	(3,686)	—	—	(3,686)	—	—	(3,686)
Earnings from operations	1,984	—	—	1,984	—	—	1,984
Corporate costs and taxes	(3,022)	(31)	43	(3,010)	(2,534)	(30)	(5,574)
Sale of Altiplano	—	(39)	—	(39)	—	—	(39)
Loss for the year	(1,038)	(70)	43	(1,065)	(2,534)	(30)	(3,629)
Mining interest, plant and equipment	35,268	—	—	35,268	34	—	35,302
Non-Current Assets	39,511	—	3,186	42,697	3,207	2,209	48,113
Total assets	$44,829	$48	$3,392	$48,269	$3,930	$2,214	$54,413

	Mexico				Canada	USA	April 30, 2019
	Bernal	Cortez/Altiplano	Other	Total			Total
Revenue
Mined Ore	$27,053	$—	$—	$27,053	$—	$—	$27,053
Purchase Concentrate	1,633	4,109	—	5,742	—	—	5,742
Cost of sales:
Mined Ore	(22,975)	—	—	(22,975)	—		(22,975)
Purchase Concentrate	(1,550)	(4,341)	—	(5,891)	—	—	(5,891)
Depreciation	(3,775)	(118)	—	(3,893)	—	—	(3,893)
Earnings (loss) from operations	386	(350)	—	36	—	—	36
Corporate costs and taxes	(2,999)	(972)	(161)	(4,132)	(2,357)	(24)	(6,513)
Bad debt expense San Pedrito	(441)	—	—	(441)	—	—	(441)
Write off Mining Interest	—	(4,804)	—	(4,804)	—	—	(4,804)
Disposal of Exploration and Evaluation	—	—	—	—	—	(82)	(82)
Loss for the year	(3,054)	(6,126)	(161)	(9,341)	(2,357)	(106)	(11,804)
Mining interest, plant and equipment	35,470	2,046	—	37,516	102	—	37,618
Total assets	$44,956	$2,228	$3,517	$50,701	$4,219	$2,085	$57,005
18.	Segmented Information – (cont’d)

		Mexico			Canada	USA	April 30, 2018
	Bernal	Altiplano	Other	Total			Total
Revenue
Mined Ore	$21,005	$—	$—	$21,005	$—	$—	$21,005
Purchase Concentrate	3,976	2,826	—	6,802	—	—	6,802
Cost of sales:
Mined Ore	(20,532)	—	(140)	(20,672)	—	—	(20,672)
Purchase Concentrate	(3,654)	(3,496)	—	(7,150)	—	—	(7,150)
Depreciation	(4,492)	(421)	—	(4,913)	—	—	(4,913)
Earnings (loss) from operations	(3,697)	(1,091)	(140)	(4,928)	—	—	(4,928)
Corporate costs and taxes	4,343	294	(409)	4,228	(3,586)	12	654
Write off Mining Interest	(6,713)	—	—	(6,713)	—	—	(6,713)
Disposal of Exploration and Evaluation	(1,079)	—	118	(961)	—	(52)	(1,013)
Loss for the year	(7,145)	(797)	(432)	(8,374)	(3,586)	(40)	(12,000)
Mining interest, plant and equipment	35,302	6,005	1	41,308	168	—	41,476
Total assets	$48,614	$8,095	$3,930	$60,639	$3,537	$2,150	$66,326

During the period ended April 30, 2020, the Company earned all of its revenues from one customer. As at April 30, 2020, the Company does not consider itself to be economically dependent on this customer as transactions with this party can be easily replaced by transactions with other parties on similar terms and conditions. The balance owing from this customer on April 30, 2020 was $736 (April 30, 2019 - $514).